PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2023
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The following table summarises the movement in net book value for property, plant and equipment during the six months ended 30 June 2023:

Total
€ million
Net book value as at 31 December 2022	5,201
Additions	279
Disposals	(16)
Depreciation expense	(324)
Transfers and reclassifications	1
Currency translation adjustments	(64)
Net book value as at 30 June 2023[1]	5,077
[1] The net book value of property, plant and equipment includes right of use assets of €662 million.